Document And Entity Information - USD ($)	12 Months Ended
	Mar. 31, 2026	Jun. 11, 2026	Sep. 30, 2025
Document Information [Line Items]
Entity Central Index Key	0000039092
Entity Registrant Name	FRIEDMAN INDUSTRIES INC
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2026
Document Type	10-K
Document Annual Report	true
Document Period End Date	Mar. 31, 2026
Document Transition Report	false
Entity File Number	1-7521
Entity Incorporation, State or Country Code	TX
Entity Tax Identification Number	74-1504405
Entity Address, Address Line One	1121 Judson Road Suite 124
Entity Address, City or Town	Longview
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75601
City Area Code	903
Local Phone Number	758-3431
Title of 12(b) Security	Common Stock, $1 Par Value
Trading Symbol	FRD
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Entity Public Float			$ 146,700,000
Entity Common Stock, Shares Outstanding		7,107,491
Auditor Name	Baker Tilly US LLP
Auditor Location	Houston, Texas
Auditor Firm ID	23